Cover	Aug. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2022
Entity File Number	001-39170
Entity Registrant Name	Elys Game Technology, Corp.
Entity Central Index Key	0001080319
Entity Tax Identification Number	33-0823179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	107 E. Warm Springs Rd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	628
Local Phone Number	258-5148
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ELYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false